Loss Per Common Share (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Common-Equivalent Shares	268,605,969	120,148,880
Series A Preferred Stock outstanding, Common equivalent [Member]
Common-Equivalent Shares	66,871,012	62,138,160
Warrants to acquire Series A Preferred Stock, Common equivalent [Member]
Common-Equivalent Shares	52,485,605	50,810,720
Options to acquire Common Stock [Member]
Common-Equivalent Shares	6,800,000	7,200,000
Warrants to acquire Common Stock [Member]
Common-Equivalent Shares	65,560,121
Shares issuable upon conversion of notes [Member]
Common-Equivalent Shares	76,889,231